ACQUISITIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock			$ 6,500,000
Total consideration			$ 6,500,000
Estimated value			$ 0.13
Consideration share value			$ 845,000
Note payable	$ 0	$ 1,533,217	1,533,217	$ 0
Liabilities:
Cash paid			500,500
Promissory note			20,020
Deferred revenue			386,652
Total consideration value			3,285,389
Consideration Received:
Intangible asset			1,677,000
Goodwill			853,366
Assets
Current assets			297,704
Deposits			11,957
Property and equipment			445,362
Total consideration received			$ 3,285,389
SpeedConnect, LLC
Liabilities:
Cash paid	1,000,000
Promissory note	750,000
Deferred revenue	230,000
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	1,894,964
Total consideration value	2,894,964
Assets
Customer base	350,000
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Favorable leases	95,000
Property and equipment	1,939,000
Total consideration received	2,697,964
Goodwill - provisional	$ 197,000